PLAN TERMINATION	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
PLAN TERMINATION	PLAN TERMINATION
Although it has not expressed any intention to do so, VF has the right under the Plan to discontinue its contributions at any time and to terminate or modify the Plan at any time subject to the Plan provisions of applicable law. In the event of plan termination, participants will become 100% vested in their accounts.